Provisions (Tables)	12 Months Ended
Jun. 30, 2022
Provisions
Schedule of provisions
	Legal claims (i)	Investments in associates and joint ventures (ii)	Site dismantling and remediation (iii)	Other provisions	Total
June 30, 2020	6,221	43	1,102	6,264	13,630
Additions	788	-	46	(182)	652
Transfers	(3)	-	-	-	(3)
Desconsolidación (iv)	(5,072)	-	(1,071)	(5,492)	(11,635)
Used during the year	(238)	(20)	-	(46)	(304)
Inflation adjustment	(213)	-	-	-	(213)
Transfer to / of assets available for sale	10	-	-	-	10
Currency translation adjustment	(630)	-	(77)	(544)	(1,251)
As of June 30, 2021	863	23	-	-	886
Additions	604	-	-	-	604
Transfers	(38)	-	-	-	(38)
Used during the year	(273)	(15)	-	-	(288)
Inflation adjustment	(436)	-	-	-	(436)
Currency translation adjustment	(8)	-	-	-	(8)
As of June 30, 2022	712	8	-	-	720
	06.30.2022	06.30.2021
Non-current	511	638
Current	209	248
Total	720	886